STATEMENTS OF COMPREHENSIVE INCOME - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
STATEMENTS OF COMPREHENSIVE INCOME
Profit after income tax expense	$ 6,933	$ 6,990	$ 7,201
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	503	(588)	(201)
Cash flow hedging instruments	(233)	501	(635)
Transferred to income statement:
Debt securities measured at FVOCI	(19)	5	(125)
Cash flow hedging instruments	152	77	(309)
Loss allowance on debt securities measured at FVOCI		1	1
Exchange differences on translation of foreign operations (net of associated hedges)	(254)	(300)	367
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	(141)	179	98
Cash flow hedging instruments	22	(182)	283
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	24	1	(10)
Own credit adjustment on financial liabilities designated at fair value (net of tax)	(21)	13	(21)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	10	(14)	(105)
Net other comprehensive income/(expense) (net of tax)	43	(307)	(657)
Total comprehensive income/(expense)	6,976	6,683	6,544
Attributable to:
Owners of WBC	6,974	6,685	6,536
NCI	2	(2)	8
Total comprehensive income/(expense)	6,976	6,683	$ 6,544
Parent Entity
STATEMENTS OF COMPREHENSIVE INCOME
Profit after income tax expense	6,496	6,691
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	423	(813)
Cash flow hedging instruments	(154)	873
Transferred to income statement:
Debt securities measured at FVOCI	(19)	5
Cash flow hedging instruments	154	132
Loss allowance on debt securities measured at FVOCI	(1)	1
Exchange differences on translation of foreign operations (net of associated hedges)	31	(134)
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	(118)	242
Cash flow hedging instruments		(301)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	9	(3)
Own credit adjustment on financial liabilities designated at fair value (net of tax)	(21)	13
Remeasurement of defined benefit obligation recognised in equity (net of tax)	9	(12)
Net other comprehensive income/(expense) (net of tax)	313	3
Total comprehensive income/(expense)	6,809	6,694
Attributable to:
Owners of WBC	6,809	6,694
Total comprehensive income/(expense)	$ 6,809	$ 6,694